Share Based Payments	12 Months Ended
Jun. 30, 2023
Share Based Payments [Abstract]
Share based payments
24.	Share based payments

On October 2, 2017, the Shareholders Meeting approved the creation of a long-term share-based plan (“ILPA Plan”). As per the ILPA Plan, participants are entitled to a certain number of shares if they remain with the Company during the vesting period and achieve certain key performance indicators (“KPIs”). The ILPA Plan establishes that the Board of Directors will have broad powers to implement it. The shares to be granted under the ILPA Plan cannot exceed the cumulative limit of 2% of shares issued by the Company.

The shares are granted if participants remain with the Company until the end of the vesting period and achieve certain KPIs. Appreciation of the AGRO3 stock is one of the pillars of the program and if a minimum percentage is not reached, participants will not be entitled to receive any shares. If the stock appreciation KPI is achieved, the number of shares to be granted will be divided in three ranges based on the level of achievement of three other KPIs, and are adjusted by the dividends per share distributed during the vesting period. Apart from the AGRO3 stock price, performance indicators include operating profitability, sales of farms and capitalization of resources.

The tranche was approved on May 6, 2021 and the fair value of the benefit is estimated at R$25.23 and R$30.18, depending on the participant’s profile. The measurement of fair value of the benefit considered the AGRO3 stock price on the grant date and the probable range of the share price at the end of the vesting period was projected. The expense amount is adjusted due to this revision and the effects are recognized prospectively.

The ILPA Plan is booked in accordance with IFRS 2, since the Company receives services from the participants and, in exchange, undertakes to deliver its shares. The tranche was concluded on June 30, 2023, and the accumulated expenses of the plan totaled R$11,643 (R$6,958 pertaining to the compensation and R$4,685 pertaining to charges).